Non-controlling Interests	12 Months Ended
May 31, 2021
Noncontrolling Interest [Abstract]
Non-controlling Interests
22.	NON-CONTROLLING INTERESTS

Non-controlling interests
US$
Balance as of June 1, 2019	164,411
Purchase of non-controlling interests	6,675
Capital contribution from non-controlling interests	(39)
Share-based compensation expenses from Koolearn Holding	20,731
Exercise of share options in Koolearn Holding	3,629
Foreign currency translation adjustment	(417)
Net loss attributed to non-controlling interests	(58,474)

Balance as of May 31, 2020	136,516

Purchase of non-controlling interests	(626)
Koolearn additional shares issuance	30,000
Share-based compensation expenses from Koolearn Holding	39,527
Exercise of share options in Koolearn Holding	1,929
Foreign currency translation adjustment	1,948
Net loss attributed to non-controlling interests	(104,393)

Balance as of May 31, 2021	104,901

The effects of changes in the Company’s ownership interest in subsidiaries on the Company’s equity were as follows:

	For the years ended May 31,
	2019	2020	2021
	US$	US$	US$
Net income attribute to New Oriental Education & Technology Group Inc.’s shareholders	238,065	413,333	334,414
Share option gain	—	5,752	—
Decrease in the Group’s additional paid-in capital resulting from disposal of a subsidiary	(371)	—	—
Increase (decrease) in the Group’s additional paid-in capital resulting from reclassification and capital injection of non-controlling interests	160,871	103	(128)
Increase in the Group’s additional paid-in capital resulting from the change in non-controlling interests resulting from Koolearn Holding’s IPO	139,211	—	—
Decrease in the Group’s additional paid-in capital resulting from repurchase shares from non-controlling interests	(15,190)	(20,045)	(19,092)

Changes from net income attributable to New Oriental Education & Technology Group Inc.’s shareholders and transfers to non-controlling interests	522,586	399,143	315,194